05001225

1-32419

PCX equities

Cert PAC

RECEIVED JAN 26 2005

VIA FACSIMILE AND U.S. MAIL
January 26, 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: optionsXpress Holdings, Inc.
Original Listing of Common Stock, $.0001 par value

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. ("PCXE") has received (on November 18, 2004) an application from and approved for listing on the Pacific Exchange, Inc. ("Exchange") the above-referenced security. The Exchange requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

PROCESSED
JAN 28 2005
THOMSON FINANCIAL

Enclosure

cc: Mr. David Fisher, optionsXpress Holdings, Inc. (w/o enclosure)
Mr. Jason Desai, Kirkland & Ellis (w/o enclosure)

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778